Newbuildings (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	December 31, 2015	December 31, 2014
Opening balance	—	—
Additions	—	—
Capitalized interest and loan related costs	—	—
Re-classified as Drilling Units	—	—
Closing balance	—	—